SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Loan Agreement

Effective as of July 29, 2022, we entered into a Loan and Security Agreement (the “Loan Agreement”) with Industrial Funding Group, Inc. (the “Initial Lender”) for a revolving loan credit facility for the principal sum of up to four million dollars ($4.0 million), and through the exercise of an accordion feature, a total sum of up to ten million dollars ($10 million) (the “Loan”), evidenced by a Revolving Loan Secured Promissory Note (the “Note”), also effective as of July 29, 2022. As of August 2, 2022, we borrowed approximately two million dollars ($2.0 million) under the Loan, and the Initial Lender assigned the Loan Agreement, and the loan documents related thereto, to GemCap Solutions, LLC (the “Senior Lender”).

The Loan matures twenty-four (24) months from the date of the Loan Agreement and accrues interest on the unpaid principal balance of advances, payable monthly in arrears, beginning on September 7, 2022, at an annual rate equal to the greater of (I) the sum of (i) the “Prime Rate” as reported in the “Money Rates” column of The Wall Street Journal, adjusted as and when such Prime Rate changes, plus (ii) zero percent (0.00%), and (II) four percent (4.00%).

In addition, the Loan Agreement has restrictive covenants, including covenants preventing us from effecting a change of control, disposing of our assets outside of the ordinary course of business, incurring additional debt (subject to certain exceptions), changing our business as currently conducted, paying dividends or settling claims involving the collateral under the Loan Agreement.

Under the Loan Agreement, we have granted to the Senior Lender a first-priority security interest in all of our present and future property and assets, including products and proceeds thereof. In connection with the Loan, our existing secured lenders delivered subordination agreements (the “Subordination Agreements”) to the Senior Lender (each lender, a “Subordinated Lender” and together, the “Subordinated Lenders”).

In connection with the delivery of the Subordination Agreements by the Subordinated Lenders, on July 29, 2022, we issued warrants (each a “Warrant” and collectively, the “Warrants”) to each Subordinated Lender on identical terms for an aggregate of up to 888,997 shares of our common stock (the “Warrant Shares”). Each Warrant has an exercise price of $1.75 per share, expires on July 29, 2025 (the “Expiration Date”), and shall be exercisable at any time prior to the Expiration Date. One Warrant for 574,712 Warrant Shares was issued to Eagle Investment Group, LLC, an entity managed by Bruce Cassidy, a member of our board of directors, as directed by its affiliate, Excel Family Partners, LLLP (“Excel”), one of the Subordinated Lenders. The Subordinated Lenders receiving Warrants for the remaining 314,285 Warrant Shares also will receive a cash payment of $22,000 six months from the date of the Subordination Agreements, representing one percent (1.00%) of the outstanding principal amount of the loan.

As of August 31, 2022, we owed an aggregate of $15,053,730 in principal and accrued interest on debt arrangements. This debt includes an aggregate of $5,272,822 in principal and accrued interest under the Senior Secured Promissory Debentures and the New Debentures, $6.2 million under our Non-Revolving Line of Credit Loan Agreements with certain lenders and $2.0 million under our revolving loan credit facility.

Reverse Stock Split

Refer to Note 2 – Summary of Significant Accounting Policies/Reverse Stock Split.

NOTE 18 – SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date of filing, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of September 30, 2021, and events which occurred after September 30, 2021, but which were not recognized in the financial statements.

Reverse Stock Split

Refer to Note 2 – Summary of Significant Accounting Policies/Reverse Stock Split.